Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	$ 9,604
2023	14,521
2024	13,551
2025	12,311
2026	12,292
Thereafter	17,937
Total payments	80,216
Less: imputed interest	(21,917)
Less: foreign exchange (gain)/loss	1,330
Total	59,629
2022	6,385
2023	6,640
2024	6,000
2025	6,000
2026	6,000
Thereafter	6,000
Total payments	37,025
Total	$ 37,025